Stockholders' Equity (10-Q) (Details Narrative) (USD $)	0 Months Ended													1 Months Ended	3 Months Ended	12 Months Ended			42 Months Ended	0 Months Ended									1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended					0 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended						0 Months Ended
	Jun. 30, 2013	May 24, 2013	May 05, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Dec. 17, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 19, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Mar. 31, 2013 Common Stock One [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock Two [Member]	Mar. 31, 2013 Common Stock Two [Member] Consulting Agreement 2 [Member]	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Feb. 15, 2013 Consulting Agreement [Member] Common Stock [Member]	Jan. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Sep. 07, 2012 Consulting Agreement [Member] Common Stock [Member]	Mar. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Feb. 29, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 19, 2012 Series A [Member] Consulting Agreement [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 02, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Designated shares, number																																																															5,000,000					2,000,000
Preferred stock, par value																																																													$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized																																																													5,000,000	5,000,000	5,000,000	5,000,000		2,000,000	2,000,000	2,000,000	2,000,000
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

											In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares		500,000		10,000,000		3,200,000													303,500																				20,000	873,700	11,000,000	183,400	873,700	5,000,000	183,400									10,000,000	3,200,000	2,800,000		2,000,000							850,000
Stock issued during period for consideration of services																$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																					$ 87,370	$ 1,100	$ 18	$ 87	$ 1,500,000	$ 55,020									$ 2,000,000	$ 640,000	$ 840,000		$ 600,000							$ 255,000
Amortized general and administrative expenses															7,305	841,146																															106,667		250,000								42,969		75,000	75,000
Percentage of outstanding common stock used for acquire business											20.00%
Common stock, par value											$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized															500,000,000	500,000,000	500,000,000		500,000,000																																300,000,000		500,000,000
Stock issued, price per share			$ 0.20																										$ 0.01					$ 0.20	$ 0.30	$ 0.01	$ 0.30		$ 0.10	$ 0.10				$ 0.30	$ 0.30	$ 0.25		$ 0.25						$ 0.20	$ 0.20	$ 0.30		$ 0.30
Stock issued during period for accrued expenses, shares																																			750,000			30,000
Stock issued during period for accrued expenses																																			225,000			9,000
Accrued expenses for services																																			15,000																					56,000
Loss on settlement of accrued expenses																																			210,000																					784,000
Stock issued during the period for cash, shares			100,000																															100,000						50,000	63,501	888,070	10,542,000		704,070	10,492,000		184,000
Stock issued during the period for cash																19,050	257,220	2,625,000																20,000						5,000	6	89	1,054		211,220	2,620,000		46,000
Warrant issued to purchase number of common stock	5,000,000				2,000,000		10,000,000	3,333,333		200,000		5,000,000	6,666,666							2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000
Warrants exercise price																				0.015	0.001	0.01	0.05	0.02	0.015	0.015	0.01	0.25
Warrants expiry date					Feb. 12, 2016			Aug. 31, 2019		Apr. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013						Feb. 12, 2016
Number of common share need to be returned																																					2,550,000
Contingent royalty liability																																																		$ 500,000		$ 1,000,000
Weighted-average contractual remaining life																														4 years 3 months	4 years 3 months 7 days	4 years 3 months 7 days	5 years 9 months 26 days